EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
EQUITY.
Schedule of details of share capital

	2022	Share (%)	2021	Share (%)

TurkCommerce B.V.	44,097	15%	44,097	15%
Hanzade Vasfiye Doğan Boyner	64,857	21%	64,857	21%
Vuslat Doğan Sabancı	45,061	15%	45,061	15%
Yaşar Begümhan Doğan Faralyalı	45,061	15%	45,061	15%
Arzuhan Doğan Yalçındağ	41,098	14%	41,098	14%
Işıl Doğan	1,887	<1	1,887	<1
Public shares	60,574	20%	60,574	20%

	302,635	100	302,635	100

Schedule of share premiums

	2022	2021

Share premium	8,789,896	8,789,896

	8,789,896	8,789,896